Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
MSC INDUSTRIAL DIRECT 401(k) PLAN
SCHEDULE H, LINE 4i:  SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN 11-3289165 AND PLAN #003
AS OF DECEMBER 31, 2025

Identity of Issuer	Description	Cost	Current Value
MSC Industrial Direct Co., Inc. *	MSC Industrial Direct Co., Inc. Class A Common Stock (169,313 shares)	**	14,239,254
Baird	Baird Core Plus Bond Fund (2,254,531 shares)	**	23,244,212
Cohen & Steers	Cohen & Steers Realty Shares (102,059 units)	**	4,888,624
Fidelity Investments	Fidelity Large Cap Growth Index Fund (2,242,139 units)	**	103,743,790
T. Rowe Price *	T. Rowe Price Global Stock Fund (501,062 units)	**	34,828,812
T. Rowe Price *	T. Rowe Price Communications & Technology Fund 322,065 units)	**	42,370,771
T. Rowe Price *	T. Rowe Price Stable Value Common Trust Fund (45,928,938 units)	**	45,928,938
T. Rowe Price *	T. Rowe Price Equity Income Trust Fund (464,032 units)	**	20,932,500
T. Rowe Price *	T. Rowe Price Mid-Cap Value Fund (617,341 units)	**	19,859,862
T. Rowe Price *	T. Rowe Price Value Fund (269,373 units)	**	12,886,795
T. Rowe Price *	T. Rowe Price Mid-Cap Growth Fund (339,373 units)	**	33,000,664
T. Rowe Price *	U.S. Treasury Money Fund (33,351 units) ***	**	33,351
Vanguard	Vanguard Small-Cap Index Fund (142,017 units)	**	17,550,521
Vanguard	Vanguard Institutional Index Fund (108,177 units)	**	59,722,265
Vanguard	Vanguard Target Retirement Income Fund (317,558 units)	**	4,404,532
Vanguard	Vanguard International Growth Fund (119,940 units)	**	13,671,861
Vanguard	Vanguard Explorer Fund, Admiral (155,161 units)	**	16,554,175
Vanguard	Vanguard Target Retirement 2020 Fund (419,641 units)	**	11,519,134
Vanguard	Vanguard Target Retirement 2025 Fund (1,667,238 units)	**	33,261,388
Vanguard	Vanguard Target Retirement 2030 Fund (1,287,624 units)	**	54,505,119
Vanguard	Vanguard Target Retirement 2035 Fund (2,269,142 units)	**	62,129,121
Vanguard	Vanguard Target Retirement 2040 Fund (929,158 units)	**	46,411,450
Vanguard	Vanguard Target Retirement 2045 Fund (1,057,498 units)	**	36,737,467
Vanguard	Vanguard Target Retirement 2050 Fund (330,295 units)	**	19,579,890
Vanguard	Vanguard Target Retirement 2055 Fund (220,331 units)	**	14,577,123
Vanguard	Vanguard Target Retirement 2060 Fund (121,856 units)	**	7,430,797
Vanguard	Vanguard Target Retirement 2065 Fund (99,942 units)	**	4,000,677
Vanguard	Vanguard Target Retirement 2070 Fund (11,291 units)	**	359,271
Total investments			758,372,364
T. Rowe Price *	Cash	**	414
Participant loans	Participants loans, with interest rates ranging from 4.25% -9.50%, with various maturity dates through 2035	**	12,536,080
Total Assets (Held at End of Year)			$770,908,858

* Indicates party-in-interest to the Plan.
** Cost information is not required for participant-directed investments and participant loans and, therefore, is not included.
*** The investment represents a holding fund pending allocation to participants and is not an investment option offered by the Plan.